Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 177,075	$ 195,184	$ 153,252
Other comprehensive income (loss), net of taxes
Net change in unrealized gains and losses on translation of net investment in foreign operations	(952)	(2,317)	2,603
Accretion of net unrealized (gains) losses on held-to-maturity investments transferred from available-for-sale investments	71	43	140
Net change in unrealized gains and losses on available-for-sale investments	55,438	(27,893)	6,943
Employee benefit plans adjustments	6,873	10,692	5,942
Other comprehensive income (loss), net of taxes	61,430	(19,475)	15,628
Total comprehensive income	$ 238,505	$ 175,709	$ 168,880